Risks, Commitments, Contingencies and Uncertainties	9 Months Ended
Sep. 30, 2025
Risks, Commitments, Contingencies and Uncertainties [Abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

12     RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Other than disclosed below and elsewhere in these interim condensed consolidated financial statements, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the nine-month period ended September 30, 2025.

As of September 30, 2025, the Company has potential tax exposures for which no provision is recognized under IAS 37, totaling US$53. The Company does not expect any liability or other financial impact (e.g. regarding recoverability of certain receivables) arising from these contingencies and uncertainties to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company. Furthermore, the Company believes it has provided for all probable liabilities.